Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,170,000
Previously Paid Amount	0.00
Total Fee Amount	485.33
Total Offset Amount	0.00
Net Fee	485.33
Narrative - Max Aggregate Offering Price	$ 3,170,000
Final Prospectus	true